COMMITMENTS AND CONTINGENCY (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 29, 2022	Dec. 22, 2022	Dec. 22, 2022	Sep. 15, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Payment of cash underwriting discount	$ 1,725,000
Proceeds from initial public offering							$ 58,500,000
Percentage of cash fee on consideration payable in initial business combination					1.00%	1.00%
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering					$ 2,415,000	$ 2,415,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Additional units to cover over-allotments				900,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of cash fee upon initial business combination on gross proceeds					3.50%	3.50%
Proceeds from initial public offering		$ 60,000,000	$ 60,000,000			$ 69,000,000